Donoghue Forlines Risk Managed Innovation ETF
(formerly, TrimTabs Donoghue Forlines Risk Managed Innovation ETF)
Schedule of Investments
October 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.8%
Communications - 7.1%
Electronic Arts, Inc.	6,837	$958,889
Expedia Group, Inc. (a)	4,029	662,408
GoDaddy, Inc. - Class A (a)	9,373	648,330
Match Group, Inc. (a)	6,688	1,008,417
New York Times Co. - Class A	12,056	658,137
Playtika Holding Corp. (a)	23,142	654,456
Sirius XM Holdings, Inc. (d)	135,273	823,812
Trade Desk, Inc. - Class A (a)(d)	11,959	895,849
		6,310,298
Consumer Discretionary - 3.9%
Brunswick Corp. (d)	5,888	548,114
Etsy, Inc. (a)	4,282	1,073,455
Hasbro, Inc.	4,932	472,288
Paylocity Holding Corp. (a)	2,629	802,213
Polaris, Inc. (d)	4,821	554,174
		3,450,244
Health Care - 20.1%
AbbVie, Inc.	13,825	1,585,313
ABIOMED, Inc. (a)	1,447	480,462
Align Technology, Inc. (a)	1,410	880,362
Amgen, Inc.	6,178	1,278,661
Arrowhead Pharmaceuticals, Inc. (a)(d)	7,773	496,073
Biogen, Inc. (a)	2,116	564,295
Bio-Techne Corp.	1,082	566,589
Blueprint Medicines Corp. (a)(d)	4,814	541,527
Bristol-Myers Squibb Co.	22,358	1,305,707
Bruker Corp. (d)	7,395	593,818
CureVac NV (a)(d)	7,604	304,692
Gilead Sciences, Inc.	17,810	1,155,513
Incyte Corp. (a)	8,763	586,946
Johnson & Johnson	11,453	1,865,464
Mettler-Toledo International, Inc. (a)	417	617,527
Moderna, Inc. (a)	1,965	678,338
Novavax, Inc. (a)(d)	3,339	496,943
Novocure Ltd. (a)	4,965	509,260
Pfizer, Inc.	26,174	1,144,851
ResMed, Inc.	3,213	844,730
Seagen, Inc. (a)(d)	5,430	957,472
STAAR Surgical Co. (a)(d)	3,436	407,028
		17,861,571
Industrials - 6.2%
Cognex Corp.	5,689	498,299
Cummins, Inc.	2,677	642,052
Keysight Technologies, Inc. (a)	5,436	978,589
Lennox International, Inc.	2,053	614,422
Novanta, Inc. (a)	2,921	504,048
Toro Co.	6,031	575,779
Trimble, Inc. (a)	8,114	708,920
Vertiv Holdings Co.	20,684	531,165
Vontier Corp.	13,912	470,643
		5,523,917
Technology - 62.5% (c)
Accenture PLC - Class A	4,940	1,772,423
Adobe, Inc. (a)	1,945	1,264,950
Allegro MicroSystems, Inc. (a)	15,306	510,608
Analog Devices, Inc.	5,127	889,483
Apple, Inc.	23,287	3,488,393
Arista Networks, Inc. (a)	2,447	1,002,511
Atlassian Corp. PLC - Class A (a)	3,407	1,560,849
Autodesk, Inc. (a)	3,754	1,192,308
Bentley Systems, Inc. - Class B (d)	8,183	484,025
Broadcom, Inc.	3,314	1,761,954
Cadence Design Systems, Inc. (a)	6,467	1,119,502
Cerner Corp.	10,931	812,064
Ciena Corp. (a)	7,491	406,686
Cisco Systems, Inc.	30,044	1,681,563
Citrix Systems, Inc.	6,411	607,314
Consensus Cloud Solutions, Inc. (a)(d)	1,195	75,679
Crowdstrike Holdings, Inc. - Class A (a)(d)	4,192	1,181,306
Datadog, Inc. - Class A (a)	6,479	1,082,317
Dell Technologies, Inc. - Class C (a)	8,780	965,712
DocuSign, Inc. (a)	4,090	1,138,206
Dropbox, Inc. - Class A (a)	21,983	670,262
Dynatrace, Inc. (a)	10,979	823,425
F5 Networks, Inc. (a)(d)	3,528	744,937
FactSet Research Systems, Inc.	1,966	872,688
Fair Isaac Corp. (a)	1,541	613,626
Fortinet, Inc. (a)(d)	3,366	1,132,120
HubSpot, Inc. (a)(d)	1,308	1,059,781
International Business Machines Corp.	9,967	1,246,872
Intuit, Inc. (d)	2,795	1,749,642
Jack Henry & Associates, Inc. (d)	4,092	681,236
Lattice Semiconductor Corp. (a)(d)	10,315	716,274
Lumentum Holdings, Inc. (a)	6,071	501,343
Manhattan Associates, Inc. (a)	4,366	792,604
Microchip Technology, Inc.	12,676	939,165
Monolithic Power Systems, Inc.	1,797	944,252
Motorola Solutions, Inc.	4,288	1,065,954
MSCI, Inc.	619	411,561
NetApp, Inc. (d)	9,619	858,977
NortonLifeLock, Inc.	24,756	630,040
NXP Semiconductors NV	3,558	714,660
Palo Alto Networks, Inc. (a)(d)	2,416	1,229,961
Pure Storage, Inc. - Class A (a)(d)	22,592	606,821
Qorvo, Inc. (a)	4,274	719,015
QUALCOMM, Inc.	6,965	926,624
salesforce.com, Inc. (a)	4,347	1,302,752
ServiceNow, Inc. (a)	2,365	1,650,202
Sonos, Inc. (a)	10,104	329,593
Synopsys, Inc. (a)	3,425	1,141,142
Teradata Corp. (a)(d)	8,207	464,188
Veeva Systems, Inc. - Class A (a)	3,243	1,028,063
VMware, Inc. - Class A (a)(d)	5,133	778,676
Wix.com Ltd. (a)	2,145	398,884
Workday, Inc. - Class A (a)	4,150	1,203,417
Zebra Technologies Corp. (a)	1,642	876,746
Zendesk, Inc. (a)	4,115	418,907
Ziff Davis, Inc. (a)(d)	3,577	458,822
Zoom Video Communications, Inc. - Class A (a)	3,866	1,061,797
Zscaler, Inc. (a)(d)	2,426	773,554
		55,536,436
TOTAL COMMON STOCKS (Cost $78,425,793)		88,682,466

MONEY MARKET FUND - 0.2%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.01% (b)	141,458	141,458
TOTAL MONEY MARKET FUND (Cost $141,458)		141,458

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 16.6%
Investment Company - 16.6%
Mount Vernon Liquid Asset Portfolio, LLC, 0.10% (b)	14,716,174	14,716,174
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $14,716,174)		14,716,174

Total Investments (Cost $93,283,425) - 116.6%		103,540,098
Liabilities in Excess of Other Assets - (16.6)%		(14,726,394)
TOTAL NET ASSETS - 100.0%		$88,813,704

     Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a) Non-income producing security.
(b) Rate disclosed is the seven day annualized yield as of October 31, 2021.

(c)  The amount represents investments in a particular sector.  Within the sector, the Fund will concentrate its investments (i.e. invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent of the Underlying Index is concentrated.

(d) All or a portion of this security was out on loan at October 31, 2021. Total loaned securities had a market value of $14,478,623 as of October 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.
This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Donoghue Forlines Risk Managed Innovation ETF
(formerly, TrimTabs Donoghue Forlines Risk Managed Innovation ETF)
Summary of Fair Value Disclosure at October 31, 2021 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2021:

Donoghue Forlines Risk Managed Innovation ETF
(formerly, TrimTabs Donoghue Forlines Risk Managed Innovation ETF)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$6,310,298	$-	$-	$6,310,298
Consumer Discretionary	3,450,244	-	-	3,450,244
Health Care	17,861,571	-	-	17,861,571
Industrials	5,523,917	-	-	5,523,917
Technology	55,536,436	-	-	55,536,436
Total Common Stocks	88,682,466	-	-	88,682,466
Money Market Fund	141,458	-	-	141,458
Investment Purchased with the Cash Proceeds From Securities Lending	14,716,174	-	-	14,716,174
Total Investments	$103,540,098	$-	$-	$103,540,098

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.